UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       11/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            11

Form 13F Information Table Value Total:     $ 13,241 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ACADIA PHARMACEUTICALS INC   COM             004225108 1429   533192   SH       DEFINED 1                533192
COMBINATORX INC              COM             20010A103 130    40300    SH       DEFINED 1                40300
EPIX PHARMACEUTICALS INC     COM NEW         26881Q309 831    806373   SH       DEFINED 1                806373
ISHARES TR                   MSCI EMERG MKT  464287234 410    12000    SH       DEFINED 1                12000
ISHARES TR                   MSCI EAFE IDX   464287465 1126   20000    SH       DEFINED 1                20000
PHILIP MORRIS INTL INC       COM             718172109 120    2500     SH       DEFINED 1                2500
SENORX INC                   COM             81724W104 3242   656300   SH       DEFINED 1                656300
TJX COS INC NEW              COM             872540109 1831   60000    SH       DEFINED 1                60000
TRANSITION THERAPEUTICS INC  COM NEW         893716209 2718   522600   SH       DEFINED 1                522600
VIRGIN MEDIA INC             COM             92769L101 356    45000    SH       DEFINED 1                45000
VIROPHARMA INC               COM             928241108 1048   79900    SH  CALL DEFINED 1                         79900
